Income taxes - Current and deferred (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Current income taxes	$ (8,785)	$ (10,212)	$ (12,745)
Deferred income taxes	(307)	(563)	(556)
TOTAL INCOME TAXES	$ (9,092)	$ (10,775)	$ (13,301)